Pension and other postretirement benefits, Expected Future Benefit Payments (FY) (Details) $ in Millions	Dec. 31, 2024 USD ($)
Defined Benefit Pension Plans [Member] | United States [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	$ 7
2026	7
2027	7
2028	7
2029	7
2030-2034	30
Expected future employee contribution	7
Defined Benefit Pension Plans [Member] | Non-U.S. [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	14
2026	14
2027	14
2028	14
2029	14
2030-2034	67
Expected future employee contribution	7
Other Postretirement Benefits Plan [Member] | United States [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	8
2026	7
2027	7
2028	4
2029	4
2030-2034	16
Expected future employee contribution	8
Other Postretirement Benefits Plan [Member] | Non-U.S. [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	4
2026	4
2027	4
2028	4
2029	4
2030-2034	21
Expected future employee contribution	$ 4